Derivative Liability and Fair Value Measurements (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
Balance at beginning	$ 1,125,803	$ 0
Transfers in due to issuance of convertible promissory notes	729,826	1,468,704
Transfers out due to repayments of convertible promissory notes	(139,431)
Transfers out due to conversions of convertible promissory notes	0	(449,389)
Transfers out due to conversions of convertible promissory notes		(231,632)
Mark to market	1,716,198	787,683
Balance at end	1,139,952	1,125,803
Loss on change in derivative liability	$ (576,246)	$ 338,120